UNAUDITED INTERIM CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Net income/(loss) for the period	€ (16,761)	€ (13,267)
Currency translation differences	(711)	115
Income tax impact
Items that will not be reclassified subsequently to the income statement	(711)	115
Total other comprehensive income/(loss) recognized for the period	(711)	115
Total comprehensive income/(loss) recognized for the period	(17,472)	(13,152)
Attributable to:
Equity holders of the Parent	(17,472)	(13,027)
Non-controlling interests		€ (125)